Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	$ (337,000,000)
Change in Fair Value Recognized in AOCI	192,000,000
Amounts Reclassified from AOCI	25,000,000
Net Current Period Other Comprehensive Income	217,000,000		133,000,000		(89,000,000)
Pension and OPEB Adjustment Related to Mitchell Plant	5,000,000
Ending Balance in AOCI	(115,000,000)		(337,000,000)
Commodity
Vertically Integrated Utilities Revenues	9,347,000,000		8,785,000,000		8,942,000,000
Generation & Marketing Revenues	523,000,000		619,000,000		629,000,000
Purchased Electricity for Resale	1,491,000,000		1,169,000,000		1,191,000,000
Other Operation Expense	2,904,000,000		2,962,000,000		2,868,000,000
Maintenance Expense	1,179,000,000		1,115,000,000		1,236,000,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	1,743,000,000		1,782,000,000		1,655,000,000
Interest Expense	906,000,000		988,000,000		933,000,000
Income Tax (Expense) Credit	(684,000,000)		(604,000,000)		(818,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Gains and Losses on Securities Available for Sale
Interest and Investment Income	58,000,000		8,000,000		27,000,000
Interest Expense	906,000,000		988,000,000		933,000,000
Income Tax (Expense) Credit	(684,000,000)		(604,000,000)		(818,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Pension and OPEB
Income Tax (Expense) Credit	(684,000,000)		(604,000,000)		(818,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(38,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	9,347,000,000		8,785,000,000		8,942,000,000
Generation & Marketing Revenues	523,000,000		619,000,000		629,000,000
Purchased Electricity for Resale	1,491,000,000		1,169,000,000		1,191,000,000
Other Operation Expense	2,904,000,000		2,962,000,000		2,868,000,000
Maintenance Expense	1,179,000,000		1,115,000,000		1,236,000,000
Depreciation and Amortization Expense	1,743,000,000		1,782,000,000		1,655,000,000
Interest Expense	906,000,000		988,000,000		933,000,000
Ending Balance in AOCI	(23,000,000)		(38,000,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Interest and Investment Income	58,000,000		8,000,000		27,000,000
Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			(23,000,000)		11,000,000
Changes in Fair Value Recognized in AOCI			(29,000,000)		(33,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(38,000,000)		(23,000,000)
Securities Available for Sale [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	4,000,000
Change in Fair Value Recognized in AOCI	3,000,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	3,000,000
Pension and OPEB Adjustment Related to Mitchell Plant	0
Ending Balance in AOCI	7,000,000		4,000,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Interest and Investment Income			0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Balance in AOCI	4,000,000		2,000,000
Changes in Fair Value Recognized in AOCI			2,000,000
Interest and Investment Income			0
Balance in AOCI			4,000,000
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	112,000,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	22,000,000
Net Current Period Other Comprehensive Income	22,000,000
Pension and OPEB Adjustment Related to Mitchell Plant	0
Ending Balance in AOCI	134,000,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(415,000,000)
Change in Fair Value Recognized in AOCI	177,000,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	177,000,000
Pension and OPEB Adjustment Related to Mitchell Plant	5,000,000
Ending Balance in AOCI	(233,000,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	217,000,000		133,000,000		(89,000,000)
Pension and OPEB Adjustment Related to Mitchell Plant	5,000,000
Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	0		(8,000,000)
Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(8,000,000)
Change in Fair Value Recognized in AOCI	10,000,000
Amounts Reclassified from AOCI	(2,000,000)
Net Current Period Other Comprehensive Income	8,000,000
Pension and OPEB Adjustment Related to Mitchell Plant	0
Ending Balance in AOCI	0		(8,000,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,000,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,000,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,000,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2,000,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(8,000,000)		(3,000,000)		7,000,000
Changes in Fair Value Recognized in AOCI			(15,000,000)		(5,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(8,000,000)		(3,000,000)
Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	(23,000,000)		(30,000,000)
Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(30,000,000)
Change in Fair Value Recognized in AOCI	2,000,000
Amounts Reclassified from AOCI	5,000,000
Net Current Period Other Comprehensive Income	7,000,000
Pension and OPEB Adjustment Related to Mitchell Plant	0
Ending Balance in AOCI	(23,000,000)		(30,000,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	5,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(30,000,000)		(20,000,000)		4,000,000
Changes in Fair Value Recognized in AOCI			(14,000,000)		(28,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(30,000,000)		(20,000,000)
Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	25,000,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	25,000,000
Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	3,000,000
Commodity
Vertically Integrated Utilities Revenues			0		1,000,000
Generation & Marketing Revenues			(5,000,000)		(3,000,000)
Purchased Electricity for Resale			13,000,000		(2,000,000)
Other Operation Expense			0		(1,000,000)
Maintenance Expense			0		(1,000,000)
Property, Plant and Equipment			0		(1,000,000)
Regulatory Assets/(Liabilities), Net			2,000,000	[1]	2,000,000	[1]
Subtotal - Commodity	4,000,000
Interest Rate and Foreign Currency
Interest Expense			4,000,000		4,000,000
Subtotal - Interest Rate and Foreign Currency	4,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	4,000,000
Income Tax (Expense) Credit	1,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	3,000,000
Gains and Losses on Securities Available for Sale
Interest Expense			4,000,000		4,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	4,000,000
Income Tax (Expense) Credit	1,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	3,000,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	4,000,000
Income Tax (Expense) Credit	1,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	3,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	3,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			0		1,000,000
Generation & Marketing Revenues			(5,000,000)		(3,000,000)
Purchased Electricity for Resale			13,000,000		(2,000,000)
Other Operation Expense			0		(1,000,000)
Maintenance Expense			0		(1,000,000)
Interest Expense			4,000,000		4,000,000
Property, Plant and Equipment			0		(1,000,000)
Regulatory Assets/(Liabilities), Net			2,000,000	[1]	2,000,000	[1]
Reclassifications from Accumulated Other Comprehensive Income [Member] | Securities Available for Sale [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	0
Commodity
Subtotal - Commodity	0
Interest Rate and Foreign Currency
Interest Expense	0
Subtotal - Interest Rate and Foreign Currency	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0
Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Interest and Investment Income	0
Interest Expense	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0
Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0
Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Interest Expense	0
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Interest and Investment Income	0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	22,000,000
Commodity
Subtotal - Commodity	34,000,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	34,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000,000
Income Tax (Expense) Credit	12,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000,000
Income Tax (Expense) Credit	12,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(21,000,000)
Amortization of Actuarial (Gains)/Losses	55,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000,000
Income Tax (Expense) Credit	12,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000,000
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	(1,000,000)		0		1,000,000
Generation & Marketing Revenues	(10,000,000)		(5,000,000)		(3,000,000)
Purchased Electricity for Resale	8,000,000		13,000,000		(2,000,000)
Other Operation Expense			0		(1,000,000)
Maintenance Expense			0		(1,000,000)
Property, Plant and Equipment	0		0		(1,000,000)
Regulatory Assets/(Liabilities), Net	0	[1]	2,000,000	[1]	2,000,000	[1]
Subtotal - Commodity	(3,000,000)
Interest Rate and Foreign Currency
Interest Expense			0		0
Subtotal - Interest Rate and Foreign Currency	(3,000,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(3,000,000)
Gains and Losses on Securities Available for Sale
Interest Expense			0		0
Reclassifications from AOCI, before Income Tax (Expense) Credit	(3,000,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(3,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	(1,000,000)		0		1,000,000
Generation & Marketing Revenues	(10,000,000)		(5,000,000)		(3,000,000)
Purchased Electricity for Resale	8,000,000		13,000,000		(2,000,000)
Other Operation Expense			0		(1,000,000)
Maintenance Expense			0		(1,000,000)
Interest Expense			0		0
Property, Plant and Equipment	0		0		(1,000,000)
Regulatory Assets/(Liabilities), Net	0	[1]	2,000,000	[1]	2,000,000	[1]
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues			0		0
Generation & Marketing Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			0		0
Maintenance Expense			0		0
Property, Plant and Equipment			0		0
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Subtotal - Commodity	7,000,000
Interest Rate and Foreign Currency
Interest Expense	7,000,000		4,000,000		4,000,000
Subtotal - Interest Rate and Foreign Currency	7,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	7,000,000
Gains and Losses on Securities Available for Sale
Interest Expense	7,000,000		4,000,000		4,000,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	7,000,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	7,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			0		0
Generation & Marketing Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			0		0
Maintenance Expense			0		0
Interest Expense	7,000,000		4,000,000		4,000,000
Property, Plant and Equipment			0		0
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(29,898,000)
Change in Fair Value Recognized in AOCI	30,433,000
Amounts Reclassified from AOCI	2,416,000
Net Current Period Other Comprehensive Income	32,849,000		28,645,000		(10,520,000)
Ending Balance in AOCI	2,951,000		(29,898,000)
Commodity
Vertically Integrated Utilities Revenues	3,059,577,000		2,948,762,000		2,835,481,000
Generation & Marketing Revenues	10,345,000		9,970,000		9,942,000
Purchased Electricity for Resale	232,702,000		211,133,000		305,647,000
Other Operation Expense	311,975,000		332,936,000		316,995,000
Maintenance Expense	273,164,000		211,702,000		197,002,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	342,643,000		344,293,000		270,529,000
Interest Expense	192,982,000		202,074,000		204,623,000
Income Tax (Expense) Credit	(132,935,000)		(165,527,000)		(89,860,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Gains and Losses on Securities Available for Sale
Interest Expense	192,982,000		202,074,000		204,623,000
Income Tax (Expense) Credit	(132,935,000)		(165,527,000)		(89,860,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Pension and OPEB
Income Tax (Expense) Credit	(132,935,000)		(165,527,000)		(89,860,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	3,059,577,000		2,948,762,000		2,835,481,000
Generation & Marketing Revenues	10,345,000		9,970,000		9,942,000
Purchased Electricity for Resale	232,702,000		211,133,000		305,647,000
Other Operation Expense	311,975,000		332,936,000		316,995,000
Maintenance Expense	273,164,000		211,702,000		197,002,000
Depreciation and Amortization Expense	342,643,000		344,293,000		270,529,000
Interest Expense	192,982,000		202,074,000		204,623,000
Appalachian Power Co [Member] | Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			(285,000)		(56,000)
Changes in Fair Value Recognized in AOCI			(1,310,000)		(2,450,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			1,433,000		(285,000)
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	19,118,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	1,433,000
Net Current Period Other Comprehensive Income	1,433,000
Ending Balance in AOCI	20,551,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(50,449,000)
Change in Fair Value Recognized in AOCI	29,665,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	29,665,000
Ending Balance in AOCI	(20,784,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	32,849,000		28,645,000		(10,520,000)
Appalachian Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	94,000		(644,000)
Appalachian Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(644,000)
Change in Fair Value Recognized in AOCI	768,000
Amounts Reclassified from AOCI	(30,000)
Net Current Period Other Comprehensive Income	738,000
Ending Balance in AOCI	94,000		(644,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(30,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(30,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(30,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(30,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(644,000)		(1,309,000)		(273,000)
Changes in Fair Value Recognized in AOCI			(1,310,000)		(2,077,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(644,000)		(1,309,000)
Appalachian Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	3,090,000		2,077,000
Appalachian Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	2,077,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	1,013,000
Net Current Period Other Comprehensive Income	1,013,000
Ending Balance in AOCI	3,090,000		2,077,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,013,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,013,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,013,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,013,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	2,077,000		1,024,000		217,000
Changes in Fair Value Recognized in AOCI			0		(373,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			2,077,000		1,024,000
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	2,416,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,416,000
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	983,000
Commodity
Vertically Integrated Utilities Revenues			(16,000)		249,000
Purchased Electricity for Resale			440,000		62,000
Other Operation Expense			(25,000)		(95,000)
Maintenance Expense			0		(169,000)
Property, Plant and Equipment			(14,000)		(175,000)
Regulatory Assets/(Liabilities), Net			1,590,000	[1]	1,169,000	[1]
Subtotal - Commodity	1,513,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense			1,053,000		1,180,000
Subtotal - Interest Rate and Foreign Currency	1,513,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,513,000
Income Tax (Expense) Credit	530,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	983,000
Gains and Losses on Securities Available for Sale
Interest Expense			1,053,000		1,180,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,513,000
Income Tax (Expense) Credit	530,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	983,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,513,000
Income Tax (Expense) Credit	530,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	983,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	983,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			(16,000)		249,000
Purchased Electricity for Resale			440,000		62,000
Other Operation Expense			(25,000)		(95,000)
Maintenance Expense			0		(169,000)
Depreciation and Amortization Expense			0		0
Interest Expense			1,053,000		1,180,000
Property, Plant and Equipment			(14,000)		(175,000)
Regulatory Assets/(Liabilities), Net			1,590,000	[1]	1,169,000	[1]
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	1,433,000
Commodity
Subtotal - Commodity	2,205,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	2,205,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,205,000
Income Tax (Expense) Credit	772,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,205,000
Income Tax (Expense) Credit	772,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,129,000)
Amortization of Actuarial (Gains)/Losses	7,334,000
Change in Funded Status	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,205,000
Income Tax (Expense) Credit	772,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433,000
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	(80,000)		(16,000)		249,000
Purchased Electricity for Resale	90,000		440,000		62,000
Other Operation Expense	(37,000)		(25,000)		(95,000)
Maintenance Expense	(31,000)		0		(169,000)
Property, Plant and Equipment	(35,000)		(14,000)		(175,000)
Regulatory Assets/(Liabilities), Net	47,000	[1]	1,590,000	[1]	1,169,000	[1]
Subtotal - Commodity	(46,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(46,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(46,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(46,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(46,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	(80,000)		(16,000)		249,000
Purchased Electricity for Resale	90,000		440,000		62,000
Other Operation Expense	(37,000)		(25,000)		(95,000)
Maintenance Expense	(31,000)		0		(169,000)
Property, Plant and Equipment	(35,000)		(14,000)		(175,000)
Regulatory Assets/(Liabilities), Net	47,000	[1]	1,590,000	[1]	1,169,000	[1]
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	1,559,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense	1,559,000		1,053,000		1,180,000
Subtotal - Interest Rate and Foreign Currency	1,559,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,559,000
Gains and Losses on Securities Available for Sale
Interest Expense	1,559,000		1,053,000		1,180,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,559,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,559,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense			0		0
Interest Expense	1,559,000		1,053,000		1,180,000
Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(28,883,000)
Change in Fair Value Recognized in AOCI	11,237,000
Amounts Reclassified from AOCI	2,137,000
Net Current Period Other Comprehensive Income	13,374,000		(662,000)		(7,332,000)
Ending Balance in AOCI	(15,509,000)		(28,883,000)
Commodity
Vertically Integrated Utilities Revenues	2,022,257,000		1,810,069,000		1,770,447,000
Generation & Marketing Revenues	2,916,000		4,582,000		15,086,000
Purchased Electricity for Resale	151,404,000		117,860,000		121,375,000
Other Operation Expense	564,012,000		583,865,000		540,595,000
Maintenance Expense	195,892,000		172,562,000		229,883,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	177,727,000		146,619,000		133,394,000
Interest Expense	97,710,000		102,739,000		97,665,000
Income Tax (Expense) Credit	(75,111,000)		(39,344,000)		(51,760,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Gains and Losses on Securities Available for Sale
Interest Expense	97,710,000		102,739,000		97,665,000
Income Tax (Expense) Credit	(75,111,000)		(39,344,000)		(51,760,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Pension and OPEB
Income Tax (Expense) Credit	(75,111,000)		(39,344,000)		(51,760,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	2,022,257,000		1,810,069,000		1,770,447,000
Generation & Marketing Revenues	2,916,000		4,582,000		15,086,000
Purchased Electricity for Resale	151,404,000		117,860,000		121,375,000
Other Operation Expense	564,012,000		583,865,000		540,595,000
Maintenance Expense	195,892,000		172,562,000		229,883,000
Depreciation and Amortization Expense	177,727,000		146,619,000		133,394,000
Interest Expense	97,710,000		102,739,000		97,665,000
Indiana Michigan Power Co [Member] | Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			(15,284,000)		(8,685,000)
Changes in Fair Value Recognized in AOCI			(6,764,000)		(8,207,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(20,093,000)		(15,284,000)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	4,201,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	700,000
Net Current Period Other Comprehensive Income	700,000
Ending Balance in AOCI	4,901,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(12,991,000)
Change in Fair Value Recognized in AOCI	8,511,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	8,511,000
Ending Balance in AOCI	(4,480,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	13,374,000		(662,000)		(7,332,000)
Indiana Michigan Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	46,000		(446,000)
Indiana Michigan Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(446,000)
Change in Fair Value Recognized in AOCI	477,000
Amounts Reclassified from AOCI	15,000
Net Current Period Other Comprehensive Income	492,000
Ending Balance in AOCI	46,000		(446,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(446,000)		(819,000)		(178,000)
Changes in Fair Value Recognized in AOCI			(987,000)		(1,294,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(446,000)		(819,000)
Indiana Michigan Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	(15,976,000)		(19,647,000)
Indiana Michigan Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(19,647,000)
Change in Fair Value Recognized in AOCI	2,249,000
Amounts Reclassified from AOCI	1,422,000
Net Current Period Other Comprehensive Income	3,671,000
Ending Balance in AOCI	(15,976,000)		(19,647,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,422,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,422,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,422,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,422,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(19,647,000)		(14,465,000)		(8,507,000)
Changes in Fair Value Recognized in AOCI			(5,777,000)		(6,913,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(19,647,000)		(14,465,000)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	2,137,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,137,000
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	1,437,000
Commodity
Vertically Integrated Utilities Revenues			(43,000)		544,000
Purchased Electricity for Resale			1,151,000		79,000
Other Operation Expense			(14,000)		(71,000)
Maintenance Expense			(2,000)		(64,000)
Property, Plant and Equipment			(10,000)		(90,000)
Regulatory Assets/(Liabilities), Net			278,000	[1]	255,000	[1]
Subtotal - Commodity	2,211,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense			595,000		955,000
Subtotal - Interest Rate and Foreign Currency	2,211,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,211,000
Income Tax (Expense) Credit	774,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,437,000
Gains and Losses on Securities Available for Sale
Interest Expense			595,000		955,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,211,000
Income Tax (Expense) Credit	774,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,437,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,211,000
Income Tax (Expense) Credit	774,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,437,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,437,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			(43,000)		544,000
Purchased Electricity for Resale			1,151,000		79,000
Other Operation Expense			(14,000)		(71,000)
Maintenance Expense			(2,000)		(64,000)
Depreciation and Amortization Expense			0		0
Interest Expense			595,000		955,000
Property, Plant and Equipment			(10,000)		(90,000)
Regulatory Assets/(Liabilities), Net			278,000	[1]	255,000	[1]
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	700,000
Commodity
Subtotal - Commodity	1,078,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	1,078,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,078,000
Income Tax (Expense) Credit	378,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,078,000
Income Tax (Expense) Credit	378,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(794,000)
Amortization of Actuarial (Gains)/Losses	1,872,000
Change in Funded Status	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,078,000
Income Tax (Expense) Credit	378,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700,000
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	(155,000)		(43,000)		544,000
Purchased Electricity for Resale	219,000		1,151,000		79,000
Other Operation Expense	(23,000)		(14,000)		(71,000)
Maintenance Expense	(14,000)		(2,000)		(64,000)
Property, Plant and Equipment	(20,000)		(10,000)		(90,000)
Regulatory Assets/(Liabilities), Net	16,000	[1]	278,000	[1]	255,000	[1]
Subtotal - Commodity	23,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	23,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	23,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	(155,000)		(43,000)		544,000
Purchased Electricity for Resale	219,000		1,151,000		79,000
Other Operation Expense	(23,000)		(14,000)		(71,000)
Maintenance Expense	(14,000)		(2,000)		(64,000)
Property, Plant and Equipment	(20,000)		(10,000)		(90,000)
Regulatory Assets/(Liabilities), Net	16,000	[1]	278,000	[1]	255,000	[1]
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	2,188,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense	2,188,000		595,000		955,000
Subtotal - Interest Rate and Foreign Currency	2,188,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,188,000
Gains and Losses on Securities Available for Sale
Interest Expense	2,188,000		595,000		955,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,188,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,188,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense			0		0
Interest Expense	2,188,000		595,000		955,000
Ohio Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(165,725,000)
Change in Fair Value Recognized in AOCI	66,400,000
Amounts Reclassified from AOCI	11,172,000
Net Current Period Other Comprehensive Income	77,572,000		31,997,000		(17,567,000)
Distribution of Cook Coal Terminal to Parent	(2,651,000)
Distribution of OPCo Generation to Parent	(3,005,374,000)
Ending Balance in AOCI	7,079,000		(165,725,000)
Commodity
Vertically Integrated Utilities Revenues	3,562,224,000		4,022,116,000		4,406,814,000
Generation & Marketing Revenues	15,397,000		19,385,000		18,395,000
Purchased Electricity for Resale	151,561,000		205,845,000		300,653,000
Other Operation Expense	707,953,000		669,981,000		754,109,000
Maintenance Expense	319,625,000		319,324,000		393,943,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	382,570,000		511,070,000		545,376,000
Interest Expense	182,046,000		213,100,000		221,977,000
Income Tax (Expense) Credit	(225,670,000)		(144,283,000)		(213,697,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Gains and Losses on Securities Available for Sale
Interest Expense	182,046,000		213,100,000		221,977,000
Income Tax (Expense) Credit	(225,670,000)		(144,283,000)		(213,697,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Pension and OPEB
Income Tax (Expense) Credit	(225,670,000)		(144,283,000)		(213,697,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	3,562,224,000		4,022,116,000		4,406,814,000
Generation & Marketing Revenues	15,397,000		19,385,000		18,395,000
Purchased Electricity for Resale	151,561,000		205,845,000		300,653,000
Other Operation Expense	707,953,000		669,981,000		754,109,000
Maintenance Expense	319,625,000		319,324,000		393,943,000
Depreciation and Amortization Expense	382,570,000		511,070,000		545,376,000
Interest Expense	182,046,000		213,100,000		221,977,000
Ohio Power Co [Member] | Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			7,706,000		10,449,000
Changes in Fair Value Recognized in AOCI			(2,002,000)		(2,748,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			7,183,000		7,706,000
Ohio Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	45,938,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	12,509,000
Net Current Period Other Comprehensive Income	12,509,000
Distribution of Cook Coal Terminal to Parent	0
Distribution of OPCo Generation to Parent	0
Ending Balance in AOCI	58,447,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Ohio Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(218,846,000)
Change in Fair Value Recognized in AOCI	65,418,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	65,418,000
Distribution of Cook Coal Terminal to Parent	19,652,000
Distribution of OPCo Generation to Parent	75,329,000
Ending Balance in AOCI	(58,447,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	77,572,000		31,997,000		(17,567,000)
Distribution of Cook Coal Terminal to Parent	19,652,000
Distribution of OPCo Generation to Parent	75,580,000
Ohio Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	105,000		(912,000)
Ohio Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(912,000)
Change in Fair Value Recognized in AOCI	982,000
Amounts Reclassified from AOCI	22,000
Net Current Period Other Comprehensive Income	1,004,000
Distribution of Cook Coal Terminal to Parent	0
Distribution of OPCo Generation to Parent	13,000
Ending Balance in AOCI	105,000		(912,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(912,000)		(1,748,000)		(364,000)
Changes in Fair Value Recognized in AOCI			(2,002,000)		(2,748,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(912,000)		(1,748,000)
Ohio Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	6,974,000		8,095,000
Ohio Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	8,095,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	(1,359,000)
Net Current Period Other Comprehensive Income	(1,359,000)
Distribution of Cook Coal Terminal to Parent	0
Distribution of OPCo Generation to Parent	238,000
Ending Balance in AOCI	6,974,000		8,095,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,359,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,359,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,359,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,359,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	8,095,000		9,454,000		10,813,000
Changes in Fair Value Recognized in AOCI			0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			8,095,000		9,454,000
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	11,172,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11,172,000
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	(1,337,000)
Commodity
Vertically Integrated Utilities Revenues			(109,000)		1,457,000
Purchased Electricity for Resale			3,002,000		425,000
Other Operation Expense			(35,000)		(160,000)
Maintenance Expense			(5,000)		(141,000)
Property, Plant and Equipment			(15,000)		(217,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Subtotal - Commodity	(2,057,000)
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			4,000		4,000
Interest Expense			(1,363,000)		(1,363,000)
Subtotal - Interest Rate and Foreign Currency	(2,057,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,057,000)
Income Tax (Expense) Credit	(720,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,337,000)
Gains and Losses on Securities Available for Sale
Interest Expense			(1,363,000)		(1,363,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,057,000)
Income Tax (Expense) Credit	(720,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,337,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,057,000)
Income Tax (Expense) Credit	(720,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,337,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,337,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			(109,000)		1,457,000
Purchased Electricity for Resale			3,002,000		425,000
Other Operation Expense			(35,000)		(160,000)
Maintenance Expense			(5,000)		(141,000)
Depreciation and Amortization Expense			4,000		4,000
Interest Expense			(1,363,000)		(1,363,000)
Property, Plant and Equipment			(15,000)		(217,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	12,509,000
Commodity
Subtotal - Commodity	19,245,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	19,245,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	19,245,000
Income Tax (Expense) Credit	6,736,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	19,245,000
Income Tax (Expense) Credit	6,736,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,840,000)
Amortization of Actuarial (Gains)/Losses	25,085,000
Change in Funded Status	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	19,245,000
Income Tax (Expense) Credit	6,736,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509,000
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	(415,000)		(109,000)		1,457,000
Purchased Electricity for Resale	576,000		3,002,000		425,000
Other Operation Expense	(56,000)		(35,000)		(160,000)
Maintenance Expense	(26,000)		(5,000)		(141,000)
Property, Plant and Equipment	(45,000)		(15,000)		(217,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Subtotal - Commodity	34,000
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	34,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	34,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	(415,000)		(109,000)		1,457,000
Purchased Electricity for Resale	576,000		3,002,000		425,000
Other Operation Expense	(56,000)		(35,000)		(160,000)
Maintenance Expense	(26,000)		(5,000)		(141,000)
Property, Plant and Equipment	(45,000)		(15,000)		(217,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	(2,091,000)
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	7,000		4,000		4,000
Interest Expense	(2,098,000)		(1,363,000)		(1,363,000)
Subtotal - Interest Rate and Foreign Currency	(2,091,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,091,000)
Gains and Losses on Securities Available for Sale
Interest Expense	(2,098,000)		(1,363,000)		(1,363,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,091,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,091,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense	7,000		4,000		4,000
Interest Expense	(2,098,000)		(1,363,000)		(1,363,000)
Public Service Co of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	6,481,000
Change in Fair Value Recognized in AOCI	68,000
Amounts Reclassified from AOCI	(791,000)
Net Current Period Other Comprehensive Income	(723,000)		(668,000)		(1,345,000)
Ending Balance in AOCI	5,758,000		6,481,000
Commodity
Vertically Integrated Utilities Revenues	1,277,711,000		1,206,583,000		1,345,551,000
Generation & Marketing Revenues	3,565,000		3,752,000		3,645,000
Purchased Electricity for Resale	246,109,000		208,676,000		163,550,000
Other Operation Expense	225,500,000		213,195,000		201,247,000
Maintenance Expense	107,076,000		106,835,000		104,732,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	95,667,000		95,180,000		95,915,000
Interest Expense	53,175,000		55,286,000		54,700,000
Income Tax (Expense) Credit	(65,885,000)		(66,694,000)		(67,629,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Gains and Losses on Securities Available for Sale
Interest Expense	53,175,000		55,286,000		54,700,000
Income Tax (Expense) Credit	(65,885,000)		(66,694,000)		(67,629,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Pension and OPEB
Income Tax (Expense) Credit	(65,885,000)		(66,694,000)		(67,629,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	1,277,711,000		1,206,583,000		1,345,551,000
Generation & Marketing Revenues	3,565,000		3,752,000		3,645,000
Purchased Electricity for Resale	246,109,000		208,676,000		163,550,000
Other Operation Expense	225,500,000		213,195,000		201,247,000
Maintenance Expense	107,076,000		106,835,000		104,732,000
Depreciation and Amortization Expense	95,667,000		95,180,000		95,915,000
Interest Expense	53,175,000		55,286,000		54,700,000
Public Service Co of Oklahoma [Member] | Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			7,149,000		8,494,000
Changes in Fair Value Recognized in AOCI			104,000		(367,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			6,481,000		7,149,000
Public Service Co of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	(723,000)		(668,000)		(1,345,000)
Public Service Co of Oklahoma [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	57,000		21,000
Public Service Co of Oklahoma [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	21,000
Change in Fair Value Recognized in AOCI	68,000
Amounts Reclassified from AOCI	(32,000)
Net Current Period Other Comprehensive Income	36,000
Ending Balance in AOCI	57,000		21,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(32,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(32,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(32,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(32,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	21,000		(69,000)		88,000
Changes in Fair Value Recognized in AOCI			104,000		108,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			21,000		(69,000)
Public Service Co of Oklahoma [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	5,701,000		6,460,000
Public Service Co of Oklahoma [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	6,460,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	(759,000)
Net Current Period Other Comprehensive Income	(759,000)
Ending Balance in AOCI	5,701,000		6,460,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(759,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(759,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(759,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(759,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	6,460,000		7,218,000		8,406,000
Changes in Fair Value Recognized in AOCI			0		(475,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			6,460,000		7,218,000
Public Service Co of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	(791,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791,000)
Public Service Co of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			(14,000)		(93,000)
Maintenance Expense			1,000		(62,000)
Property, Plant and Equipment			(1,000)		(110,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Subtotal - Commodity	(1,217,000)
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense			(758,000)		(713,000)
Subtotal - Interest Rate and Foreign Currency	(1,217,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,217,000)
Income Tax (Expense) Credit	(426,000)
Gains and Losses on Securities Available for Sale
Interest Expense			(758,000)		(713,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,217,000)
Income Tax (Expense) Credit	(426,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,217,000)
Income Tax (Expense) Credit	(426,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			(14,000)		(93,000)
Maintenance Expense			1,000		(62,000)
Depreciation and Amortization Expense			0		0
Interest Expense			(758,000)		(713,000)
Property, Plant and Equipment			(1,000)		(110,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Public Service Co of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		0		0
Purchased Electricity for Resale	0		0		0
Other Operation Expense	(25,000)		(14,000)		(93,000)
Maintenance Expense	(10,000)		1,000		(62,000)
Property, Plant and Equipment	(15,000)		(1,000)		(110,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Subtotal - Commodity	(50,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(50,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(50,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(50,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(50,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		0		0
Purchased Electricity for Resale	0		0		0
Other Operation Expense	(25,000)		(14,000)		(93,000)
Maintenance Expense	(10,000)		1,000		(62,000)
Property, Plant and Equipment	(15,000)		(1,000)		(110,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Public Service Co of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	(1,167,000)
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense	(1,167,000)		(758,000)		(713,000)
Subtotal - Interest Rate and Foreign Currency	(1,167,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)
Gains and Losses on Securities Available for Sale
Interest Expense	(1,167,000)		(758,000)		(713,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,167,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense			0		0
Interest Expense	(1,167,000)		(758,000)		(713,000)
Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(17,860,000)
Change in Fair Value Recognized in AOCI	7,443,000
Amounts Reclassified from AOCI	1,973,000
Net Current Period Other Comprehensive Income	9,416,000		8,955,000		(14,324,000)
Ending Balance in AOCI	(8,444,000)		(17,860,000)
Commodity
Vertically Integrated Utilities Revenues	1,742,575,000		1,538,533,000		1,594,192,000
Generation & Marketing Revenues	1,416,000		1,860,000		2,019,000
Purchased Electricity for Resale	169,954,000		131,706,000		152,645,000
Other Operation Expense	250,676,000		230,078,000		224,068,000
Maintenance Expense	129,742,000		117,415,000		140,981,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	179,251,000		138,778,000		133,229,000
Interest Expense	130,282,000		88,318,000		81,781,000
Income Tax (Expense) Credit	(69,461,000)		(45,858,000)		(56,903,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Gains and Losses on Securities Available for Sale
Interest Expense	130,282,000		88,318,000		81,781,000
Income Tax (Expense) Credit	(69,461,000)		(45,858,000)		(56,903,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Pension and OPEB
Income Tax (Expense) Credit	(69,461,000)		(45,858,000)		(56,903,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	1,742,575,000		1,538,533,000		1,594,192,000
Generation & Marketing Revenues	1,416,000		1,860,000		2,019,000
Purchased Electricity for Resale	169,954,000		131,706,000		152,645,000
Other Operation Expense	250,676,000		230,078,000		224,068,000
Maintenance Expense	129,742,000		117,415,000		140,981,000
Depreciation and Amortization Expense	179,251,000		138,778,000		133,229,000
Interest Expense	130,282,000		88,318,000		81,781,000
Southwestern Electric Power Co [Member] | Cash Flow Hedges [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI			(15,524,000)		(4,190,000)
Changes in Fair Value Recognized in AOCI			(2,678,000)		(12,336,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(15,549,000)		(15,524,000)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	4,778,000
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	(255,000)
Net Current Period Other Comprehensive Income	(255,000)
Ending Balance in AOCI	4,523,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(7,089,000)
Change in Fair Value Recognized in AOCI	7,360,000
Amounts Reclassified from AOCI	0
Net Current Period Other Comprehensive Income	7,360,000
Ending Balance in AOCI	271,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Net Current Period Other Comprehensive Income	9,416,000		8,955,000		(14,324,000)
Southwestern Electric Power Co [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	66,000		22,000
Southwestern Electric Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	22,000
Change in Fair Value Recognized in AOCI	83,000
Amounts Reclassified from AOCI	(39,000)
Net Current Period Other Comprehensive Income	44,000
Ending Balance in AOCI	66,000		22,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(39,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(39,000)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(39,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(39,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	22,000		(62,000)		82,000
Changes in Fair Value Recognized in AOCI			100,000		102,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			22,000		(62,000)
Southwestern Electric Power Co [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI	(13,304,000)		(15,571,000)
Southwestern Electric Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(15,571,000)
Change in Fair Value Recognized in AOCI	0
Amounts Reclassified from AOCI	2,267,000
Net Current Period Other Comprehensive Income	2,267,000
Ending Balance in AOCI	(13,304,000)		(15,571,000)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,267,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,267,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,267,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,267,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(15,571,000)		(15,462,000)		(4,272,000)
Changes in Fair Value Recognized in AOCI			(2,778,000)		(12,438,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Ending Balance in AOCI			(15,571,000)		(15,462,000)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	1,973,000
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,973,000
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	2,228,000
Commodity
Vertically Integrated Utilities Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			(11,000)		(93,000)
Maintenance Expense			0		(65,000)
Property, Plant and Equipment			(5,000)		(88,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Subtotal - Commodity	3,427,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense			2,669,000		1,248,000
Subtotal - Interest Rate and Foreign Currency	3,427,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,427,000
Income Tax (Expense) Credit	1,199,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,228,000
Gains and Losses on Securities Available for Sale
Interest Expense			2,669,000		1,248,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,427,000
Income Tax (Expense) Credit	1,199,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,228,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,427,000
Income Tax (Expense) Credit	1,199,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,228,000
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,228,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues			0		0
Purchased Electricity for Resale			0		0
Other Operation Expense			(11,000)		(93,000)
Maintenance Expense			0		(65,000)
Depreciation and Amortization Expense			0		0
Interest Expense			2,669,000		1,248,000
Property, Plant and Equipment			(5,000)		(88,000)
Regulatory Assets/(Liabilities), Net			0	[1]	0	[1]
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Amounts Reclassified from AOCI	(255,000)
Commodity
Subtotal - Commodity	(392,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(392,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(392,000)
Income Tax (Expense) Credit	(137,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(392,000)
Income Tax (Expense) Credit	(137,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1,785,000)
Amortization of Actuarial (Gains)/Losses	1,393,000
Change in Funded Status	0
Reclassifications from AOCI, before Income Tax (Expense) Credit	(392,000)
Income Tax (Expense) Credit	(137,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255,000)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0		0		0
Purchased Electricity for Resale	0		0		0
Other Operation Expense	(29,000)		(11,000)		(93,000)
Maintenance Expense	(15,000)		0		(65,000)
Property, Plant and Equipment	(17,000)		(5,000)		(88,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Subtotal - Commodity	(61,000)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(61,000)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(61,000)
Gains and Losses on Securities Available for Sale
Reclassifications from AOCI, before Income Tax (Expense) Credit	(61,000)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(61,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Vertically Integrated Utilities Revenues	0		0		0
Purchased Electricity for Resale	0		0		0
Other Operation Expense	(29,000)		(11,000)		(93,000)
Maintenance Expense	(15,000)		0		(65,000)
Property, Plant and Equipment	(17,000)		(5,000)		(88,000)
Regulatory Assets/(Liabilities), Net	0	[1]	0	[1]	0	[1]
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	3,488,000
Interest Rate and Foreign Currency
Depreciation and Amortization Expense			0		0
Interest Expense	3,488,000		2,669,000		1,248,000
Subtotal - Interest Rate and Foreign Currency	3,488,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000
Gains and Losses on Securities Available for Sale
Interest Expense	3,488,000		2,669,000		1,248,000
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3,488,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet
Depreciation and Amortization Expense			0		0
Interest Expense	$ 3,488,000		$ 2,669,000		$ 1,248,000

[1]	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.